Cover	Dec. 31, 2021	Oct. 04, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Oct. 04, 2021
Entity Registrant Name		Mandiant, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36067
Entity Tax Identification Number		20-1548921
Entity Address, Address Line One		601 McCarthy Blvd.
Entity Address, City or Town		Milpitas
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95035
City Area Code		408
Local Phone Number		321-6300
Entity Information, Former Legal or Registered Name		FireEye, Inc.
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		FEYE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001370880
Amendment Flag		false
Current Fiscal Year End Date	--12-31